Taxation - Schedule of Reconciliation of Total Tax Expenses Computed by Applying Respective Statutory Income Tax Rate to Pre-Tax Income (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(20.25%)	(11.86%)	(2.75%)
Super deduction on technology and content expenses	0.68%	2.83%	3.52%
Effect of preferential tax rate for high-tech enterprises	(1.84%)	6.25%	(6.16%)
Effect of different tax rates of a subsidiary operating in other jurisdiction	2.01%	(1.85%)	(1.33%)
Effect of enacted tax rate change of deferred tax liabilities			0.20%
Effect of expired tax loss		(0.54%)
Change in valuation allowance	(0.97%)	(4.62%)	(9.42%)
True up	(0.29%)	(0.13%)	0.21%
Total	4.34%	15.08%	9.27%